Operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total operating revenues	$ 3,141,876	$ 3,258,973	$ 2,847,190
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Total operating revenues	1,956,549	2,060,744	1,909,744
UNITED STATES
IfrsStatementLineItems [Line Items]
Total operating revenues	965,684	931,184	758,609
Central America And South America [Member]
IfrsStatementLineItems [Line Items]
Total operating revenues	$ 219,643	$ 267,045	$ 178,837